Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,667		$ 8,354	$ 7,266
Less-accumulated depreciation	(3,288)		(3,033)	(2,123)
Property and equipment, net	5,379		5,321	5,143
Depreciation expenses	255	$ 207	920	820	$ 740
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,164		5,162	4,981
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,404		2,121	1,333
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,099		$ 1,071	$ 952